Capitalization - Company's Outstanding Convertible Preferred Stock (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Convertible preferred stock, authorized shares	0	68,521
Shares Outstanding	0	66,330
Carrying Values		$ 24,204
Liquidation Preference		$ 27,997
Series Seed convertible preferred stock
Convertible preferred stock, authorized shares		23,450
Shares Outstanding		22,250
Original issue price (in dollars per share)	$ 0.10	$ 0.100000
Carrying Values		$ 2,225
Liquidation Preference		$ 2,225
Series A-1 convertible preferred stock
Convertible preferred stock, authorized shares		15,292
Shares Outstanding		15,292
Original issue price (in dollars per share)	0.126084	$ 0.126084
Carrying Values		$ 1,928
Liquidation Preference		$ 1,928
Series A-2 convertible preferred stock
Convertible preferred stock, authorized shares		6,987
Shares Outstanding		6,987
Original issue price (in dollars per share)	0.146976	$ 0.146976
Carrying Values		$ 1,027
Liquidation Preference		$ 1,027
Series A-3 convertible preferred stock
Convertible preferred stock, authorized shares		14,421
Shares Outstanding		13,430
Original issue price (in dollars per share)	0.183720	$ 0.183720
Carrying Values		$ 2,467
Liquidation Preference		$ 2,467
Series B convertible preferred stock
Convertible preferred stock, authorized shares		8,371
Shares Outstanding		8,371
Original issue price (in dollars per share)	$ 2.431	$ 2.431000
Carrying Values		$ 16,557
Liquidation Preference		$ 20,350